Borrowings - Loan from Lessor (Details) $ in Thousands	1 Months Ended	6 Months Ended
	Oct. 31, 2020 USD ($) m²	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Borrowings
Lease space | m²	1,356
Borrowings		$ 8,228		$ 8,000
DTU Financing
Borrowings
Borrowings	$ 1,300
Payment period	8 years
Interest expense related to loan		100	$ 0
Additional borrowings related to loan		0	0
Borrowing addition		$ 100	$ 0
DTU Financing | Fixed interest rate
Borrowings
Interest rate	6.00%
Office space | Hrsholm, Denmark
Borrowings
Lease space | m²	839
Laboratory space | Hrsholm, Denmark
Borrowings
Lease space | m²	518